Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Predecessor
Basis of Presentation

Basis of Accounting — The Balance Sheet is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented in the financial statements because there have been no activities in this entity.

Basis of Presentation

The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, including those entities that are considered variable interest entities (“VIE”), and where the Company has been determined to be the primary beneficiary in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). Excluded from the consolidated financial statements of the Company are those entities that are considered VIEs and where the Company has been deemed not to be the primary beneficiary according to ASC 810. The consolidated financial statements also include the accounts of American Insurance Strategies Fund II, LP (“AIS Fund II”) for which the Company is the general partner. The limited partners’ interests are reflected as non-controlling interests in the Company’s consolidated financial statements. In 2012, the assets of the AIS Fund II were liquidated and distributed to the partners.

All material inter-company balances and transactions are eliminated in consolidation.

Wholly-owned subsidiaries included in the consolidated financial statements are as follows:

Company Name	Holding Company
J.G. Wentworth, LLC
First Tier Subsidiaries
Peachtree Life Settlements, LLC	J.G. Wentworth, LLC
J.G. Wentworth Home Equity Services, LLC	J.G. Wentworth, LLC
Orchard Acquisition Company, LLC	J.G. Wentworth, LLC
Second Tier Subsidiaries
J.G. Wentworth Structured Settlement Funding II, LLC	Orchard Acquisition Company, LLC
PeachHI, LLC	Orchard Acquisition Company, LLC
J.G. Wentworth SSC, LP	Orchard Acquisition Company, LLC 99.5%
J.G. Wentworth Structured Settlement Funding II, LLC 0.5% (General partner)
Red Apple Management Company, LLC	Orchard Acquisition Company, LLC
Golden Apple Management Company, LLC	Orchard Acquisition Company, LLC
Third Tier Subsidiaries
J.G. Wentworth Management Company, LLC	J.G. Wentworth SSC, LP
J.G. Wentworth Originations, LLC	J.G. Wentworth SSC, LP
Green Apple Management Company, LLC	J.G. Wentworth SSC, LP
Qualified Provider Associates, LLC	J.G. Wentworth SSC, LP
JGW Pre-Settlement Funding, LLC	J.G. Wentworth SSC, LP
Cash Now Loans, LLC	J.G. Wentworth SSC, LP
J.G. Wentworth Receivables II, LLC	J.G. Wentworth SSC, LP
Peachtree Originations, LLC	J.G. Wentworth SSC, LP
Lottery Originations, LLC	J.G. Wentworth SSC, LP
Settlement Funding Management Company, LLC	J.G. Wentworth SSC, LP
Peach Holdings, LLC	PeachHI, LLC
Fourth Tier Subsidiaries
Receivables Collections, LLC	J.G. Wentworth Management Company, LLC
JGW II, LLC (“JGW II”)	J.G. Wentworth Originations, LLC
JGW III, LLC	J.G. Wentworth Originations, LLC
JGW-S LC I, LLC	J.G. Wentworth Originations, LLC
JGW-S LC II, LLC (“2011-A”)	J.G. Wentworth Originations, LLC
JGW-S Holdco, LLC	J.G. Wentworth Originations, LLC
LCSS, LLC	J.G. Wentworth Originations, LLC
JGW-S I, LLC	J.G. Wentworth Originations, LLC
JGW-S II, LLC	J.G. Wentworth Originations, LLC
JGW-S III, LLC “JGW-S III”)	J.G. Wentworth Originations, LLC
R.C. Henderson, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
321 Henderson Receivables Acquisition, LLC	J.G. Wentworth Originations, LLC
JGW Residual I, LLC	J.G. Wentworth Originations, LLC
JGW-S IV, LLC	J.G. Wentworth Originations, LLC

Company Name	Holding Company
Fourth Tier Subsidiaries (continued)
JGW IV, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
JGW V, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
JGW VI, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
Peachtree Settlement Funding, LLC	Peachtree Originations, LLC
Senior Settlement Holding Euro, LLC	Peach Holdings, LLC
TATS Licensing Company, LLC	Peach Holdings, LLC
Peachtree Financial Solutions, LLC	Peach Holdings, LLC
PSF Holdings, LLC	Peach Holdings, LLC
Peachtree Asset Management, Ltd.	Peach Holdings, LLC
AIS Funds GP, LLC	Peach Holdings, LLC
AIS Funds GP, Ltd.	Peach Holdings, LLC
SB Immram Parent, LLC	Peach Holdings, LLC
Settlement Funding, LLC (“PSF”)	Peach Holdings, LLC
Peachtree Lottery, Inc.	Peach Holdings, LLC
Crescit Eundo Finance I, LLC (“Crescit”)	Peach Holdings, LLC
New Age Capital Reserves, LLC	Peach Holdings, LLC
Peachtree LBP Finance Company, LLC	Peach Holdings, LLC
Peach PDA Co., LLC	Peach Holdings, LLC
Peachtree SLPO Finance Company, LLC	Peach Holdings, LLC
BT SPE, LLC	Peach Holdings, LLC
WealthLink Advisers, LLC	Peach Holdings, LLC
Peachtree Pre-Settlement Funding, LLC	Peach Holdings, LLC
Lottery Funding, LLC	Lottery Originations, LLC
Olive Branch Originations, LLC	Peachtree Originations, LLC
Fifth Tier Subsidiaries
J.G. Wentworth XXI, LLC	JGW-S Holdco, LLC
J.G. Wentworth XXII, LLC	JGW-S Holdco, LLC
J.G. Wentworth XXIII, LLC (“2011-1”)	JGW-S Holdco, LLC
JGWPT XXIV, LLC (“2011-2”)	JGW-S Holdco, LLC
JGWPT XXV, LLC (“2012-1”)	JGW-S Holdco, LLC
JGWPT XXVI, LLC (“2012-2”)	JGW-S Holdco, LLC
JGWPT XXVII, LLC (“2012-3”)	JGW-S Holdco, LLC
JGWPT XXVIII, LLC (“2013-1”)	JGW-S Holdco, LLC
LCSS III, LLC (“LCSS III”)	LCSS, LLC
321 Henderson Receivables I, LLC (“321 Henderson I”)	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables II, LLC (“321 Henderson II”)	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables III, LLC	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables IV, LLC	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables V, LLC	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables VI, LLC	321 Henderson Receivables Acquisition, LLC
IAGD, LLC	321 Henderson Receivables Acquisition, LLC
Peachtree Life and Annuity Group, LLC	Peachtree Financial Solutions, LLC

Company Name	Holding Company
Fifth Tier Subsidiaries (continued)
Annuity Purchase Company LLC	Peachtree Financial Solutions, LLC
Peachtree Asset Management (Luxembourg) S.àr.l.	Peachtree Asset Management, Ltd.
American Insurance Strategies Fund II, LP (“AIS Fund II”)	AIS Funds GP, Ltd.
SB Immram, LLC (“Immram”)	SB Immram Parent, LLC
Peachtree Finance Company, LLC	Settlement Funding, LLC
Peachtree LW Receivables I, LLC	Settlement Funding, LLC
Peachtree Structured Settlements, LLC (“PSS”)	Settlement Funding, LLC
Peachtree Attorney Finance, LLC	Settlement Funding, LLC
Peachtree Settlement Finance Co., LLC	Settlement Funding, LLC
Structured Receivables Finance #1, LLC (“SRF1”)	Settlement Funding, LLC
Structured Receivables Finance #2, LLC (“SRF2”)	Settlement Funding, LLC
Structured Receivables Finance #3, LLC (“SRF3”)	Settlement Funding, LLC
Structured Receivables Finance #4, LLC (“SRF4”)	Settlement Funding, LLC
Structured Receivables Finance #5, LLC	Settlement Funding, LLC
Structured Receivables Finance #6A, LLC	Settlement Funding, LLC
Structured Receivables Finance 2006-B, LLC (“SRF 2006-B”)	Settlement Funding, LLC
Lottery JV I, LLC	Settlement Funding, LLC
Structured Receivables Finance #7, LLC (“SRF7”)	Settlement Funding, LLC
Structured Receivables Finance 2010-A, LLC (“SRF 2010-A”)	Settlement Funding, LLC
Structured Receivables Finance 2010-B, LLC (“SRF 2010-B”)	Settlement Funding, LLC
Peachtree Lottery Holding, LLC	Settlement Funding, LLC 75%
Peachtree Lottery, Inc. 25%
Peachtree LBP Warehouse, LLC	Peachtree LBP Finance Company, LLC
Peachtree Funding Northeast, LLC	Peachtree Pre-Settlement Funding, LLC
R.C. Henderson Lottery, LLC	Lottery Funding, LLC
Olive Branch Funding LLC	Olive Branch Originations, LLC
Sixth Tier Subsidiaries
LCSS II, LLC (“LCSS II”)	LCSS III, LLC
Peachtree Finance Company #2, LLC (“PFC2”)	Peachtree Finance Company, LLC
Structured Receivables Finance #6, LLC (“SRF6”)	Structured Receivables Finance #6A, LLC
Peachtree Lottery Finance, LLC	Peachtree Lottery Holding, LLC
Peachtree Pre-Settlement Funding SPV, LLC (“SPV”)	Peachtree Funding Northeast, LLC
PeachOne Funding SPV, LLC (“Peach One”)	Peachtree Funding Northeast, LLC
R.C. Henderson Lottery Trust	R.C. Henderson Lottery, LLC
Lottery SUBI I	JGWPT XXVIII, LLC (“2013- 1”)
Lottery SUBI II	R.C. Henderson Lottery, LLC
Seventh Tier Subsidiaries
Peachtree Lottery Master Trust (“PLMT”)	Peachtree Lottery Finance, LLC

Company Name	Holding Company
Eighth Tier Subsidiaries
Peachtree Lottery Sub-Trust 1	Peachtree Lottery Master Trust
Peachtree Lottery Sub-Trust 2	Peachtree Lottery Master Trust
Peachtree Lottery Sub-Trust 3	Peachtree Lottery Master Trust
Peachtree Lottery Sub-Trust 4	Peachtree Lottery Master Trust

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant balance sheet accounts that could be affected by such estimates are VIE and other finance receivables, at fair market value, VIE long-term debt issued by securitization and permanent financing trusts at fair market value, intangible assets and goodwill. Actual results could differ from those estimates and such differences could be material.

Fair Value Measurements

Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures for instruments carried at fair value. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under ASC 820, fair value measurements are not adjusted for transaction costs.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels are defined as follows:

•	Level 1 – inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
•

Level 2 – inputs to the valuation methodology include quoted prices in markets that are not active or quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – inputs to the valuation methodology are unobservable, reflecting the entity’s own assumptions about assumptions market participants would use in pricing the asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement (Note 5). Fair value is a market based measure considered from the perspective of a market participant who holds the asset or owes the liabilities rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the assets or liabilities at the measurement date. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company also evaluates various factors to determine whether certain transactions are orderly and may make adjustments to transactions or quoted prices when the volume and level of activity for an asset or liability have decreased significantly.

The above conditions could cause certain assets and liabilities to be reclassified from Level 1 to Level 2/Level 3 or Level 2 to Level 3. The inputs or methodology used for valuing the assets or liabilities are not necessarily an indication of the risk associated with the assets and liabilities.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820) — Improving Disclosures about Fair Value Measurements (“ASU No. 2010-6”). ASU No. 2010-6 was adopted by the Company for the year ended December 31, 2011. ASU No. 2010-6 further clarifies that the reconciliation of Level 3 measurements should separately present purchases, sales, issuances and settlements instead of netting these changes. For the years ended December 31, 2011 and 2012, there were no transfers between levels. The adoption of this ASU did not have a material impact on the Company’s consolidated statements of financial condition, results of operations or cash flows.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity, the ability to unilaterally cause the holder to return specific assets or through an agreement that permits the transferee to require the transferor to repurchase the transferred financial assets that is so favorable to the transferee that it is probable that the transferee will require the transferor to repurchase them. Transfers that do not meet the criteria to be accounted for as sales are accounted for as secured borrowings.

The amendments to ASC 860, Transfers and Servicing (“ASC 860”), eliminated the concept of a qualified special purpose entity, changed the requirements for derecognizing financial assets, and required additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets.

Gains or Losses on Sales of Receivables

Gains or Losses on Sales of Receivables

Gains or losses on transfers of receivables accounted for as sales are recognized based on the difference between the financial consideration received from the sale and the allocable portions of the carrying values of the receivables sold.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all cash accounts, which are not subject to withdrawal restrictions or penalties, and all highly liquid debt instruments purchased with an initial maturity of three-months or less to be cash equivalents.

At December 31, 2011 and 2012, the Company held cash and cash equivalents at US and non-US financial institutions. At December 31, 2011 and 2012, substantially all cash and cash equivalents is held by US financial institutions. Under the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, US non-interest bearing accounts are fully insured by the Federal Deposit Insurance Corporation (“FDIC”). Interest-bearing accounts are insured up to $250 by the FDIC.

Restricted Cash and Investments

Restricted Cash and Investments

Restricted cash balances represent the use of trust or escrow accounts to secure the cash assets managed by the Company, certificates of deposit supporting letters of credit, customer purchase holdbacks, collateral collections and split payment collections. The Company acts as servicer and/or subservicer for structured settlements and annuities, lottery winnings, life settlements, and pre-settlements. Trust accounts are established for collections with payments being made from the restricted cash accounts to the lenders and other appropriate parties on a monthly basis in accordance with the applicable loan agreements or indentures. At certain times, the Company has cash balances in excess of FDIC insurance limits of $250 for interest-bearing accounts, which potentially subject the Company to market and credit risks. The Company has not experienced any losses to date as a result of these risks.

Restricted investments in the amounts of $1,817 and $1,829 as of December 31, 2011 and 2012, respectively, include certificates of deposit which are pledged to meet certain state requirements in order to conduct business in certain states. The certificates of deposit are carried at face value inclusive of interest, which approximates fair value as such instruments are renewed annually.

VIE and Other Finance Receivables, at Fair Market Value

VIE and Other Finance Receivables, at Fair Market Value

The Company acquires receivables associated with structured settlement payments from individuals in exchange for cash (purchase price). These receivables are held for sale and are carried at fair value.

The Company has elected to fair value newly originated guaranteed structured settlements in accordance with ASC 810, “Consolidations”. Unearned income is determined as the amount the fair value exceeds the cost basis of the receivables. Unearned income on structured settlements is recognized as interest income using the effective interest method over the life of the related structured settlements. Changes in fair value are recorded in unrealized gains on finance receivables, long-term debt and derivatives in the Company’s consolidated statements of operations.

The Company, through its subsidiaries, sells finance receivables to Special Purpose Entities (“SPE”), as defined in ASC 860. An SPE issues notes secured by undivided interests in the receivables. Payments due on these notes generally correspond to receipts from the receivables in terms of the timing of payments due. The Company retains a retained interest in the SPEs and is deemed to have control over these SPEs due to its servicing or subservicing role and therefore consolidates these SPEs (Note 4).

VIE and Other Finance Receivables, net of Allowance for Losses

VIE and Other Finance Receivables, net of Allowance for Losses

VIE and other finance receivables carried at amortized cost include primarily pre-settlement funding advances, LCSS, lottery winnings, and attorney cost financing, which are reported at the amount outstanding, adjusted for deferred fees and costs and allowance for losses. Interest income on fees earned on pre-settlement advances is recognized over their respective terms using the effective interest method based on principal amounts outstanding. The Company’s policy is to discontinue the recognition of interest income on finance receivables not fair valued once it has been determined that collection of future interest or fees are unlikely.

Fees charged upon the origination of finance receivables and certain direct origination costs, including personnel, travel, postage, legal fees and other associated costs, are deferred and the net amount is amortized using the effective interest method over the estimated life of the related receivables.

Allowance for Losses on Receivables

Allowance for Losses on Receivables

On an ongoing basis the Company reviews the ability to collect all amounts owed on VIE and other finance receivables carried at amortized cost.

The Company reduces the carrying value of finance receivables by the amount of projected losses. The Company’s determination of the adequacy of the projected losses is based upon an evaluation of the finance receivables collateral, the financial strength of the related insurance company that issued the structured settlement, current economic conditions, historical loss experience, known and inherent risks in the portfolios and other relevant factors. The Company will charge-off the defaulted payment balances at the time it determines them to be uncollectible. Since the projected losses are dependent on general and other economic conditions beyond the Company’s control, it is reasonably possible that the losses projected could differ materially from the currently reported amount in the near term. When the Company has determined that a receivable is uncollectible, the Company suspends the recognition of income on that receivable and recognizes a loss equal to the value of the receivable.

Receivables are considered to be impaired when it is probable that the Company will be unable to collect all payments according to the contractual terms of the underlying agreements. Management considers all information available in assessing impairment. Impairment is measured on a receivable-by-receivable basis by either the present value of estimated future cash flows discounted at the effective rate, the observable market price for the receivable or the fair value of the collateral if the receivable is collateral dependent. Large groups of smaller balance homogeneous receivables, such as pre-settlement advances, are collectively evaluated for impairment.

In July 2010, the FASB issued ASU No. 2010-20, Disclosures about Credit Quality of Financing Receivables and Allowance for Credit Losses (“ASU No. 2010-20”). ASU No. 2010-20 requires a greater level of disaggregated information about the allowance for credit losses and the credit quality of financing receivables. ASU No. 2010-20 is effective for nonpublic entities for reporting periods ending after December 15, 2011. The Company adopted this ASU in 2011. The adoption of this ASU did not have a material impact on the Company’s consolidated statements of financial condition, results of operations or cash flows.

Life Settlement Contracts

Life Settlement Contracts

The Company’s life settlement contracts are accounted for using the fair value method. Under the fair value method, life settlement contracts are remeasured at fair value at each reporting period and changes in fair value are recognized in earnings (Note 5). The Company’s life settlement contracts are included in other assets in the Company’s consolidated balance sheets and any gain or losses are included in other revenue in the Company’s consolidated statements of operations.

Marketable Securities

Marketable Securities

Assets acquired through the Company’s installment sale transaction structure are invested in a diverse portfolio of marketable debt and equity securities. Marketable securities are carried using the fair value method in accordance with ASC 820 with realized and unrealized gains and losses included in realized and unrealized gains (losses) on marketable securities, net in the Company’s consolidated statements of operations (Note 5). Fair value is generally based on quoted market prices. Management has classified these investments as Level 1 assets in the valuation hierarchy of fair value measurements. Marketable securities are held for resale in anticipation of fluctuations in market prices.

Interest on debt securities is recognized in interest income as earned and dividend income on marketable equity securities is recognized in interest income on the ex-dividend date.

Share-Based Compensation

Share-Based Compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires that the compensation cost relating to share-based payment transactions, based on the fair value of the equity or liability instruments issued, be included in the Company’s consolidated statements of operations. The Company has determined that these share-based payment transactions represent equity awards under ASC 718 and therefore measures the cost of employee services received in exchange for share based compensation on the grant-date fair value of the award, and recognizes the cost over the period the employee is required to provide services for the award. For all grants of stock options, the fair value at the grant date is calculated using option pricing models based on the value of the issuing entities shares at the award date.

Fixed Assets and Leasehold Improvements

Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements are stated at cost, net of accumulated depreciation or amortization and are comprised primarily of computer equipment, office furniture, and software licensed from third parties. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the individual assets. For leasehold improvements, amortization is computed over the lesser of the estimated useful lives of the improvements or the lease term. The estimated useful lives of the assets range from three to ten years.

Notes Receivable, at Fair Market Value

Notes Receivable, at Fair Market Value

Notes receivable represent fixed rate obligations of a third party collateralized by retained interests from certain securitizations sponsored by the Company. Under the agreements, the obligor has the right to redeem the notes at fair value. The notes receivable are treated as debt securities, classified as available-for-sale, and carried at fair value in accordance with ASC Topic 320, “Investments—Debt and Equity Securities.” Unrealized gains on notes receivable arising during the period are reflected within accumulated other comprehensive gain (loss) in the Company’s consolidated statements of comprehensive income (loss) and consolidated statements of changes in member’s capital. The notes receivable are analyzed annually for other than temporary impairment. No impairment expense was recognized during the years ended December 31, 2011 and 2012. The declines in value were deemed to be due to interest rates and paydown of the notes receivable and the Company has the intent and ability to hold the notes until such time as their initial investment is fully recovered. The notes are expected to mature in 2013 and 2018.

The fair value and amortized costs of these notes receivable are as follows:

	December 31, 2011	December 31, 2012
Amortized cost	$13,535	$8,297
Fair market value	$12,765	$8,074

Note Receivable due from affiliate

Note Receivable due from affiliate

Note Receivable due from affiliate represents a $5,000 secured note the Company executed in August 2012 with PGHI. The note accrues interest in arrears at a rate of 13.75% per annum and is paid quarterly. The note is secured by PGHI’s interest in the Company, and matures in August 2015. The Company has recognized $243 of interest income on the note for the year ended December 31, 2012 which is included in interest income in the Company’s consolidated statements of operations. The note, including accrued interest, was fully repaid in February 2013.

Intangible Assets

Intangible Assets

Identifiable intangible assets, which consist primarily of the Company’s database and non-compete agreements, are amortized over their estimated useful lives of 10 and 3 years, respectively. Customer relationships are amortized over useful lives of 3 to 15 years. Domain names are amortized over their estimated useful lives of 10 years. As of December 31, 2012, the weighted average remaining useful lives of the database, non-compete agreements, customer relationships and domain names are 8, 2, 5 and 10 years, respectively. In addition, such identifiable intangible assets are tested for impairment whenever events or changes in circumstances suggest that an asset’s carrying value may not be fully recoverable. An impairment loss, generally calculated as the difference between the estimated fair value and the carrying value of an asset, is recognized if the sum of the estimated undiscounted cash flows relating to the asset is less than the corresponding carrying value. Intangible assets deemed to have indefinite useful lives, which in the Company’s case includes a trade name, are not amortized and are subject to annual impairment tests. Impairment exists if the carrying value of the indefinite-lived intangible asset exceeds its fair value. No impairment was recognized for the intangible assets for the years ended December 31, 2011 and 2012.

Goodwill

Goodwill

Goodwill results from the excess of the purchase price over the fair value of the net assets of an acquired business. Goodwill has an indefinite useful life and is subject to annual impairment tests whereby impairment is recognized if the estimated fair value of the Company is less than its net book value. Such loss is calculated as the difference between the estimated implied fair value of goodwill and its carrying amount. No impairment was recognized for goodwill for the years ended December 31, 2011 and 2012.

Income Taxes

Income Taxes

The Company and the majority of its subsidiaries operate in the U.S. as non-tax paying entities, and are treated as disregarded entities for U.S. federal income tax purposes and generally as corporate entities in non-U.S. jurisdictions. In addition, certain of the Company’s wholly owned subsidiaries are operating as corporations within the U.S. and subject to U.S. federal and state tax. As non-tax paying entities, the majority of the Company’s net income or loss is included in the individual or corporate returns of JGWPT’s Members. The current and deferred taxes relates only to the tax-paying entities of the Company.

Income taxes are accounted for using the liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of the differences between the carrying amounts of assets and liabilities and their respective tax basis, using currently enacted tax rates. The effect on deferred assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company analyzes its tax filing positions in all of the U.S. federal, state, local and foreign tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. If, based on this analysis, the Company determines that uncertainties in tax positions exist, a reserve will be established. The Company will recognize accrued interest and penalties related to uncertain tax positions in the consolidated statements of operations.

Tax laws are complex and subject to different interpretations by the taxpayer and respective taxing authorities. Significant judgment is required in determining tax expense and evaluating tax positions, including evaluating uncertainties under US GAAP. The Company reviews its tax positions periodically and adjusts its tax balances as new information becomes available.

Other Revenue Recognition

Other Revenue Recognition

Servicing, broker, and other fees in the Company’s consolidated statements of operations primarily include broker fees and subservicing fees earned from servicing life settlement contracts. Broker fee income is recognized when the contract between the purchasing counterparty and the seller is closed for the sale of lottery winnings receivables.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs related to liabilities for which the Company has elected the fair value option are expensed when incurred. Debt issuance costs related to liabilities for which the Company has not elected the fair value option are capitalized and amortized over the expected term of the borrowing or debt issuance. Capitalized amounts are included in other assets in the Company’s consolidated balance sheets and amortization of such costs is included in interest expense in the Company’s consolidated statements of operations over the life of the debt facility.

Advertising Expenses		Advertising Expenses The Company expenses advertising costs as incurred. The costs are included in advertising expense in the Company’s consolidated statements of operations.
Derivative Financial Instruments

Derivative Financial Instruments

The Company holds derivative instruments that do not qualify as hedging instruments as defined by ASC Topic 815, “Derivatives and Hedging”. The objective for holding these instruments is to offset variability in forecasted cash flows associated with interest rate fluctuations. Derivatives are recorded at fair value with changes in fair value recorded in unrealized gains on finance receivables, long-term debt and derivatives in the Company’s consolidated statements of operations.

Recently Issued Accounting Statements

Recently Issued Accounting Statements

Comprehensive Income – Presentation of Comprehensive Income (Topic 220) . In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU No. 2011-05”). This ASU requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This standard is effective for annual periods beginning after December 15, 2011. The FASB subsequently deferred the effective date of certain provisions of this standard pertaining to the reclassification of items out of accumulated other comprehensive income, pending the issuance of further guidance on that matter. ASU No. 2011-05 is effective for nonpublic entities for the fiscal years ending after December 15, 2012, and the interim and annual periods thereafter. Early adoption is permitted, because compliance with the amendments is already permitted. Since these amended principles require only additional disclosures concerning presentation of comprehensive income, adoption will not affect the Company’s consolidated statements of financial condition, results of operations or cash flows.

Intangibles – Goodwill and Other (Topic 350) . In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (“ASU No. 2011-08”). ASU No. 2011-08 is intended to simplify goodwill impairment testing by allowing companies the option to perform a qualitative review step to assess whether the required quantitative impairment analysis that exists today is necessary. Under the amended rule, a company making the election is not required to calculate the fair value of a business that contains recorded goodwill unless it concludes, based on the qualitative assessment, that it is more likely than not that the fair value of that business is less than its book value. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that exists under current US GAAP must be completed; otherwise, goodwill is deemed to be not impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the business). The amended goodwill impairment guidance does not affect the manner in which a company estimates fair value. The new standard is effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company early adopted this ASU in 2011.

Similarly, in July 2012, the FASB issued ASU No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (“ASU No. 2012-02”). The amendments in this update are intended to reduce cost and complexity by providing an entity with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The amendments also enhance the consistency of impairment testing guidance among long-lived asset categories by permitting an entity to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. The amendments are effective for annual impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual impairment tests performed as of a date before July 27, 2012, if an entity’s financial statements for the most recent annual period have not yet been made available for issuance. The Company early adopted this ASU in 2012.

Fair Value Measurement (Topic 820). In May 2011, the FASB issued Accounting Standards Update No. 2011-04 Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Require ments in US GAAP and IFRS . (“ASU No. 2011-04”). ASU No. 2011-04 amends current guidance to result in common fair value measurement and disclosures between US GAAP and International Financial Reporting Standards (“IFRS”). The amendments result in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. The amendments also require additional disclosure of quantitative information about the significant unobservable inputs used for all Level 3 measurements. The amendments in ASU No. 2011-04 are effective for annual periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 did not have a material impact on the Company’s consolidated statements of financial condition, results of operations or cash flows.

Balance Sheet (Topic 210) . In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU No. 2011-11”). The ASU requires disclosures that affect all entities with financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement, irrespective of whether they are offset on the balance sheet. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. Entities should provide the disclosures required by ASU No. 2011-11 retrospectively for all comparative periods presented. The adoption of ASU No. 2011-11 will not impact the Company’s consolidated statements of financial condition, results of operations or cash flows.

Reclassifications		Reclassifications Certain items in the 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.